Long-term Financing Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
In-substance construction capital lease
Long-term financing obligations	$ 82,199
North Charleston and Roanoke Rapids
In-substance construction capital lease
Term of the capital lease agreement (in years)		20 years
Annual purchase obligation		$ 13,400
Long-term financing obligations	82,200
Implicit interest expense	3,300
North Charleston and Roanoke Rapids | Property, plant and equipment, net
In-substance construction capital lease
Capital leased assets	$ 88,200		$ 46,600